Equity reserves - Schedule of detailed information about share-based payment awards (Details) Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) Share
Number Of Options [Roll Forward]
Granted | Share		363		467
Ending balance | Share		1,008
Weighted Average Exercise Price Of Options [Roll Forward]
Granted | $ / shares	$ 11.79
Ending balance | $ / shares	12.55
Aggregate Value [Roll Forward]
Beginning balance		$ 17,814		$ 21,291
Share-based payments		2,372		1,555
Share-based payments		2,278		1,585
Granted		999		1,580
Exercised		(1,475)		(6,607)
Expired		(4,573)		(5)
Forfeited		(905)		(30)
Ending balance		$ 14,138		$ 17,814
RSUs [Member]
Number Of Other Equity Instruments [Roll Forward]
Beginning Balance | Share		216		226
Granted | Share		111		76
Exercised | Share		(123)		(81)
Expired | Share		0		0
Forfeited | Share		(4)		(5)
Ending balance | Share		200		216
Value Of Other Equity Instruments [Roll Forward]
Beginning balance		$ 1,551		$ 1,329
Granted		640		499
Exercised		(1,308)		(842)
Expired		0		0
Forfeited		(7)		(22)
Ending balance		1,440		1,551
Aggregate Value [Roll Forward]
Share-based payments		$ 564		$ 587
Options [Member]
Number Of Options [Roll Forward]
Beginning balance | Share		889		588
Granted | Share		363		467
Exercised | Share		(36)		(164)
Expired | Share		0		0
Forfeited | Share		(208)		(2)
Ending balance | Share		1,008		889
Weighted Average Exercise Price Of Options [Roll Forward]
Beginning balance | $ / shares	12.78		$ 8.27
Granted | $ / shares	11.79		15.59
Exercised | $ / shares	(6.7)		(4.68)
Expired | $ / shares	0		0
Forfeited | $ / shares	(13.23)		(6.7)
Ending balance | $ / shares	12.55		12.78
Value Of Options [Roll Forward]
Beginning balance		$ 4,857		$ 3,207
Granted		359		1,081
Exercised		(133)		(421)
Expired		0		0
Forfeited		(898)		(8)
Ending balance		5,899		4,857
Aggregate Value [Roll Forward]
Share-based payments		$ 1,714		$ 998
Warrants [Member]
Number Of Other Equity Instruments [Roll Forward]
Beginning Balance | Share		1,832		8,366
Granted | Share		0		0
Exercised | Share		(10)		(6,527)
Expired | Share		(1,480)		(7)
Forfeited | Share		0		0
Ending balance | Share		342		1,832
Weighted Average Exercise Price Of Other Equity Instruments [Roll Forward]
Beginning balance | $ / shares	11.78		4.88
Granted | $ / shares	0		0
Exercised | $ / shares	(11.5)		(2.94)
Expired | $ / shares	0		(2.9)
Forfeited | $ / shares	0		0
Ending balance | $ / shares	$ 13		$ 11.78
Value Of Other Equity Instruments [Roll Forward]
Beginning balance		$ 11,406		$ 16,755
Granted		0		0
Exercised		(34)		(5,344)
Expired		(4,573)		(5)
Forfeited		0		0
Ending balance		6,799		$ 11,406
Aggregate Value [Roll Forward]
Share-based payments		$ 0